Income tax - Income tax benefit / (expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Current income tax benefit / (expense)	€ (19,107)	€ (118)	€ 106
Thereof prior year current tax benefit / (expense)	242
Deferred income tax benefit / (expense)	(9,588)	(80)	20
Thereof from temporary differences	4,223	3,225	1,090
Consolidated income tax benefit / (expense)	€ (28,695)	€ (198)	€ 126